Convertible Preferred Shares and Warrants	12 Months Ended
Dec. 31, 2018
Temporary Equity Disclosure [Abstract]
Convertible preferred shares and warrants
11.	Convertible preferred shares and warrants

Upon the completion of the Company's IPO on September 20, 2017, all of the outstanding Series A1, A2, B1, B2 and C convertible preferred shares were converted into 28,905,083 ordinary shares. The history of the issuance of the preferred shares is as following:

In August 2014 and April 2015, the Company issued 6,244,443 Series A1 convertible preferred shares (“Series A1 Preferred Shares”) and 8,442,221 Series A2 convertible preferred shares (“Series A2 Preferred Shares”) with a par value $0.00006 per share to a group of investors for a cash consideration of $8,028,572 or $1.2857 per share and $18,278,572 or $2.1651 per share, respectively. In August 2014, $2,000,000 in convertible loans issued in March and April of 2014 to certain investors who purchased Series A1 Preferred Shares were converted into 2,222,222 Series A1 Preferred Shares in connection with the offering at a per share price of $0.90.

On December 31, 2015, as an inducement to participate in the contemplated issuance of Series B1 Preferred Shares and Series B2 Preferred Shares, the Company entered into an agreement with one investor to issue warrants to purchase up to 461,808 Series A2 Preferred Shares at $2.1651 per share, as adjusted from time to time pursuant to the agreement. The fair value of the warrants of $1,980,000 was expensed on the date of issuance (as opposed to being treated as a cost of equity issuance because the warrants would have become exercisable after the passage of time in the absence of an equity offering).

In January and April 2016, the Company issued 5,562,335 Series B1 convertible preferred shares (“Series B1 Preferred Shares”) and 3,973,096 Series B2 convertible preferred shares (“Series B2 Preferred Shares”) with a par value of $0.00006 per share to a group of investors including existing preferred share investors for a cash consideration of $53,100,000 or $9.5464 per share and $53,100,000 or $13.3649 per share, respectively.

In June 2017, the Company issued 1,998,958 Series C convertible redeemable preferred shares (“Series C Preferred Shares”) with a par value of $ 0.00006 per share to a group of investors including existing preferred share investors for a cash consideration of $30,000,000 or $15.0078 per share.

On July 19, 2017, the investor holding the warrants exercised the warrants to purchase 461,808 Series A2 Preferred Shares at $2.1651 per share.

The key terms of the Series A1, A2, B1, B2 and C Preferred Shares are as follows:

Conversion rights

Each holder of Series A1, A2, B1 and B2 Preferred Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the Series A1, A2, B1 and B2 Preferred Shares into ordinary shares based on a one-for-one basis at any time. The initial conversion price is the issuance price of Series A1, A2, B1 and B2 Preferred Shares.

Each holder of Series C Preferred Shares shall have the right, at such holders’ sole discretion, to convert all or any portion of the Series C Preferred Shares into ordinary shares based at any time. The initial conversion price shall equal the lower of (1) the issuance price of Series C Preferred Shares and (2) Calculated Price which is one hundred percent minus the discount rate of fifteen percent (the “Discount Rate”) multiplied by the offering price of the ordinary shares of the Company to the public on the date of the Qualified Initial Public Offering (“QIPO”). The Discount Rate will increase at increments of an additional two percent as of the first day of each successive six months period after June 2018 but shall in no event exceed twenty percent.

The conversion price of Series A1, A2, B1, B2 and C Preferred Shares is subject to adjustment in the event of (1) stock splits, share combinations, share dividends and distribution, recapitalizations and similar events, and (2) issuance of new securities at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.

The Series A1, A2, B1, B2 and C Preferred Shares will be automatically converted into ordinary shares at the then applicable conversion price upon the earlier of (1) the closing of a QIPO, or (2) the date specified by written consent or agreement of majority holders of Series A1, A2, B1, B2 and C Preferred Shares.

Voting rights

The Series A1, A2, B1, B2 and C Preferred Shares are entitled to vote with ordinary shareholders on an as-converted basis. The holders of the Preferred Shares also have certain veto rights including, but not limited to, an increase or decrease in the total number of directors and change of board composition, appointment or removal of senior management, approval of business plan and operating budget, dividend declaration, any merger, split, reorganization or consolidation.

Dividends

The holders of Series A1, A2, B1, B2 and C Preferred Share may be entitled to receive dividends accruing at the rate of 8% per annum of the issuance price of Preferred Shares (the “Dividend Rate”). For holders of Series C Preferred Shares, the Dividend Rate shall increase by an additional one percent per annum for each successive six months period after June 2018 but shall in no event exceed ten percent.

In addition, holders of Series A1, A2, B1, B2 and C Preferred Shares are also entitled to dividends on the Company's ordinary shares on an as if converted basis and must be paid prior to any payment on ordinary shares.  All dividends shall be payable only when, as, and if declared by the Board of Directors and shall be noncumulative.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of Series A1 and A2 Preferred Shares are entitled to receive, prior to any distribution to the holders of ordinary shares, an amount per share equal to the Series A original issue price, plus accrued but unpaid dividends (the "Series A Preference Amount").

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of Series B1 and B2 Preferred Shares are entitled to receive, prior to any distribution to the holders of ordinary shares, an amount per share equal the Series B original issue price plus five percent (5%) simple interest on such Series B issue price accrued annually from the applicable Series B issue date, plus accrued but unpaid dividends (the "Series B Preference Amount").

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of Series C Preferred Shares are entitled to receive, prior to any distribution to the holders of any other class or series of equity securities, an amount per share equal the issuance price of Series C Preferred Shares plus non-compounding simple interest accruing at five percent (5%) per annum on the issuance price and plus any accrued but unpaid dividends (the "Series C Preference Amount").

In the event insufficient funds are available to pay in full the Preference Amount in respect of each preferred shareholders, the sequence of liquidation right of all series of preferred shares was as follows:

(1) Series C Preferred Shares;

(2) Series B1 and B2 Preferred Shares;

(3) Series A1 and A2 Preferred Shares.

After the Preference Amount has been paid, any remaining funds or assets legally available for distribution shall be distributed pro rata among the preferred shareholders together with ordinary shares.

A liquidation event includes, (1) any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary; the exclusive licensing of all or substantially all of the Group Companies’ intellectual property, taken as a whole, to a third party; (2) any sale of all or substantially all of the assets of the Group to a third party unaffiliated with any member of the Group; or (3) the transfer (whether by merger, reorganization or other transaction) in which a majority of the outstanding voting power of the Company is transferred (excluding any sale of shares by the Company for capital raising purposes).

Redemption

In the event that a QIPO had not been completed by June 2022, holders of the Series C Preferred Shares may at any time thereafter require that the Company redeem all of the Series C Preferred Shares held by such holder at a redemption price per share equal to the sum of (1) an amount equal to the original issuance price, and (2) an additional amount which would result in holders of Series C Preferred Shares receiving an internal rate of return of fifteen percent after taking into consideration the payment of issuance price of Series C Preferred Shares and all prior distributions received.

The key terms of the warrants were as follows:

Vesting date

The warrants were vested on April 1, 2016.

Exercise period

If not previously exercised, the warrants shall expire on the earlier of (1) the sixth (6th) anniversary of the issue date or (2) ninety (90) days prior to the date on which the Company consummates a QIPO.

The Company has classified the Series A1, A2, B1, B2 and C Preferred Shares as mezzanine equity as these convertible preferred shares are redeemable upon the occurrence of a conditional event outside of the Company’s control (i.e. a liquidation event or failure to complete the QIPO within required period). The holders of the Series A1, A2, B1, B2 and C Preferred Shares have a liquidation preference and will not receive the same form of consideration upon the occurrence of the conditional event as the ordinary shareholders would. The holders of the Series A1, A2, B1, B2 and C Preferred Shares have the ability to convert the instrument into the Company's ordinary shares. The conversion option of the convertible preferred shares did not qualify for bifurcation accounting because the conversion option was clearly and closely related to the host instrument and the underlying ordinary shares are not publicly traded nor readily convertible into cash.

The Company has determined that there was no beneficial conversion feature ("BCF") attributable to the Series A1, A2, B1, B2 and C Preferred Shares, as the effective conversion price was greater than the fair value of the ordinary shares on the respective commitment date.

The Company concluded that redemption of that the Series A1, A2, B1, B2 and C Preferred Shares was not probable due to the remote likelihood of a liquidation event and the expected successful QIPO within five years. Therefore, no adjustment was made to the initial carrying amount of the Series A1, A2, B1, B2 and C Preferred Shares.

The warrants are freestanding instruments and are recorded as liabilities in accordance with ASC480. The Series A1, A2, B1, B2 and C Preferred Shares were initially recorded as mezzanine equity equal to the proceeds received. The warrants are initially recognized at fair value, with subsequent changes in fair value recorded in gain or loss. For the year ended December 31, 2016, the Company recognized a loss from the increase in fair value of the warrants of $1.9 million. For the year ended December 31, 2017, the Company recognized a gain from the decrease in fair value of the warrants of $0.2 million.